Additional information on the consolidated statements of loss - Disclosure of other gains, net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Additional Information On Consolidated Statements Of Income (Loss) [Abstract]
Change in fair value of financial assets at fair value through profit and loss	$ (16,848)	$ 6,987
Net gain on dilution of investments in associates	3,604	0
Net gain on acquisition of investments	48	7,416
Impairment of investments	(2,361)	(2,112)
Other	0	33
Other (losses) gains, net	$ (15,557)	$ 12,324